LVIP T. Rowe Price 2050 Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.70%
INVESTMENT COMPANIES–51.70%
Equity Funds–37.49%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	255,591	$3,407,541
LVIP SSGA S&P 500 Index Fund	1,000,238	29,990,149
LVIP SSGA Small-Cap Index Fund	79,090	2,649,441
		36,047,131
Fixed Income Fund–0.45%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	41,514	432,367
		432,367
International Equity Fund–13.76%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,129,880	13,232,023
		13,232,023
Total Affiliated Investments (Cost $28,322,753)		49,711,521

UNAFFILIATED INVESTMENTS–48.26%
INVESTMENT COMPANIES–48.26%
Equity Funds–36.03%
**T. Rowe Price Emerging Markets Discovery Stock Fund	182,779	2,761,799
**T. Rowe Price Growth Stock Fund	84,949	9,066,580
**T. Rowe Price Mid-Cap Growth Fund	17,311	1,904,106
**T. Rowe Price Mid-Cap Value Fund	42,288	1,538,429
**T. Rowe Price New Horizons Fund	20,009	1,170,537
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	405,377	$6,319,823
**T. Rowe Price Small-Cap Value Fund	26,462	1,524,193
**T. Rowe Price Value Fund	209,576	10,361,439
		34,646,906
Fixed Income Funds–0.49%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	25,078	236,734
**T. Rowe Price U.S. Treasury Long-Term Fund	29,232	229,476
		466,210
International Equity Funds–10.48%
**T. Rowe Price Emerging Markets Stock Fund	64,599	2,369,470
**T. Rowe Price International Stock Fund	168,320	3,603,735
**T. Rowe Price International Value Equity Fund	221,437	4,105,442
		10,078,647
International Fixed Income Fund–0.08%
**T. Rowe Price International Bond Fund	8,454	72,278
		72,278
Money Market Fund–1.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	1,133,467	1,133,467
		1,133,467
Total Unaffiliated Investments (Cost $37,008,565)		46,397,508

TOTAL INVESTMENTS–99.96% (Cost $65,331,318)	96,109,029
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	40,370
NET ASSETS APPLICABLE TO 6,821,859 SHARES OUTSTANDING–100.00%	$96,149,399

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2050 Fund–1

LVIP T. Rowe Price 2050 Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.70%@
Equity Funds-37.49%@
✧✧LVIP SSGA Mid-Cap Index Fund	$3,138,202	$309,322	$320,000	$25,021	$254,996	$3,407,541	255,591	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	26,860,388	4,196,976	4,645,000	563,885	3,013,900	29,990,149	1,000,238	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,171,240	274,837	995,000	58,897	139,467	2,649,441	79,090	—	—
Fixed Income Fund-0.45%@
✧✧LVIP SSGA Bond Index Fund	606,824	1,169	190,000	(22,068)	36,442	432,367	41,514	—	—
International Equity Fund-13.76%@
✧✧LVIP SSGA International Index Fund	11,843,710	1,148,081	1,200,000	42,476	1,397,756	13,232,023	1,129,880	—	—
Total	$45,620,364	$5,930,385	$7,350,000	$668,211	$4,842,561	$49,711,521		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2050 Fund–2